SHARE CAPITAL (Details Textual)		1 Months Ended		12 Months Ended
	Sep. 14, 2024	Feb. 22, 2024 USD ($)	May 26, 2022 shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Sep. 12, 2024 shares
Disclosure of classes of share capital [line items]
Payments for repurchasing shares					$ 8,695,000		$ 271,000
Expense from share-based payment transactions with employees					$ 18,539,000		13,490,000
ATM Program 2024 [Member]
Disclosure of classes of share capital [line items]
Sale of stock, maximum aggregate gross proceeds		$ 150,000,000
Increase in number of shares outstanding at-the-market distributions (in shares) | shares				0	0
Transaction costs					$ 0		2,300,000
Program 2025 [Member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding at-the-market distributions (in shares) | shares				0	0
Share Repurchase Program [Member]
Disclosure of classes of share capital [line items]
Maximum number of shares repurchaseable | shares								10,000,000
Share repurchase program, authorized shares, percentage of shares issued and outstanding	3.32%
Shares repurchased (in shares) | shares				768,500	768,500
Average price of repurchased shares | $ / shares				$ 7.9
Payments for repurchasing shares					$ 4,300,000		0
2025 share repurchase program [Member]
Disclosure of classes of share capital [line items]
Maximum number of shares repurchaseable | shares					24.5
Share repurchase program, authorized shares, percentage of shares issued and outstanding				5.00%	5.00%
Shares repurchased (in shares) | shares				400,000	400,000
Average price of repurchased shares | $ / shares				$ 15.58
Payments for repurchasing shares					$ 4,400,000
Long Term Incentive Plan 2022 [Member]
Disclosure of classes of share capital [line items]
Percent of shares reserved for issuance under share based compensation plan			6.00%
Long Term Incentive Plan 2022 [Member] | Other than the President and Chief Executive Officer {Member] | Vesting on first anniversary [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement			25.00%
Long Term Incentive Plan 2022 [Member] | Other than the President and Chief Executive Officer {Member] | Vesting on each six months thereafter [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement			25.00%
Long Term Incentive Plan 2022 [Member] | President and Chief Executive Officer [Member] | Vesting on first anniversary [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement			20.00%
Long Term Incentive Plan 2022 [Member] | President and Chief Executive Officer [Member] | Vesting each 12 months thereafter [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement			20.00%
Merger Agreement [Member]
Disclosure of classes of share capital [line items]
Number of options issued | shares			8,242,244
Stock options issued contractual term			10 years
Number of options vesting term			3 years
Stock options [Member]
Disclosure of classes of share capital [line items]
Fair value share of options granted					5,700,000		4,100,000
Weighted average fair value at measurement date, share options granted					3.29		2.77
Weighted average share price, share options exercised				$ 10.96		$ 10.53
Expense from share-based payment transactions with employees					$ 6,300,000		5,000,000
Restricted share units [member]
Disclosure of classes of share capital [line items]
Number of units issued | shares				1,094,157	1,094,157
Number of units issued which may only be settled in cash | shares				232,157	232,157
Total expense from awarding units					$ 3,500,000		700,000
Number of cash-settled units forfeited | shares				323,182	323,182
Liability from outstanding units					$ 3,600,000		700,000
Expense from share-based payment transactions with employees					$ 4,200,000		5,000,000
Performance share units [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares				496,697	496,697
Number of units issued which may only be settled in cash | shares				26,840	26,840
Total expense from awarding units					$ 300,000		100,000
Cash-settled units outstanding | shares					47,320
Liability from outstanding units					$ 400,000		100,000
Expense from share-based payment transactions with employees					$ 2,200,000		2,100,000
Performance share units [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement			0.00%
Performance share units [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement			200.00%
Deferred share units [Member]
Disclosure of classes of share capital [line items]
Number of units outstanding | shares					164,454
Liability from outstanding units					$ 2,700,000		600,000
Expense from share-based payment transactions with employees					$ 2,100,000		$ 400,000